Subsequent Events	6 Months Ended
Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	28. SUBSEQUENT EVENTS The Group has evaluated subsequent events through September 28, 2023, which is the date when the unaudited condensed consolidated financial statements were available to be issued.